Selling, general and administrative expenses	12 Months Ended
Jun. 30, 2022
Selling, general and administrative expenses
Selling, general and administrative expenses

9.    Selling, general and administrative expenses

Selling, general and administrative expenses include all personnel costs for Mytheresa Group, IT expenses, costs associated with the distribution center, and other overhead costs.

Selling, general and administrative expenses consist of the following:

	Year ended June 30,
(in € thousands)	2020	2021	2022
Personnel-related expenses	(50,910)	(133,710)	(122,695)
Thereof contributions to defined contribution plans	—	—	(34)
Rental and other facility-related expenses	(932)	(2,197)	(2,252)
IT expenses	(4,567)	(6,636)	(7,647)
Insurances and fees	(294)	(2,833)	(4,145)
Travel costs	(1,089)	(143)	(1,390)
IPO preparation and transaction costs (1)	(5,206)	(6,984)	—
Other transaction-related, certain legal and other expenses (2)	—	—	(2,493)
Consulting and other services	(1,625)	(2,140)	(4,342)
Other	(1,804)	(2,508)	(3,207)
Total Selling, general and administrative expenses	(66,427)	(157,151)	(148,172)
(1)	Represents non-recurring professional fees, including consulting, legal and accounting fees, related to our planned initial public offering (“IPO”), which are classified within selling, general and administrative expenses.
(2)	Other transaction-related, certain legal and other expenses represents (i) professional fees, including advisory and accounting fees, related to potential transactions, (ii) certain legal expenses incurred outside the ordinary course of our business and (iii) other non-recurring expenses incurred in connection with the costs of establishing our new central warehouse in Leipzig, Germany.

Mytheresa Group includes expenses related to share-based compensation for certain management personnel of the Company within personnel-related expenses (Refer to Note 27). The decrease in Personnel-related expenses from fiscal year ended June 30, 2021 to 2022 is mainly driven by IPO related share-based compensation expenses. The Mytheresa Group recognized IPO related share-based compensation expenses for the fiscal year ended June 30, 2021 of €71.9 million and IPO share-based compensation expenses for the fiscal year June 30, 2022 of €49.9 million.

The increase in personnel expenses excluding the IPO related share-based compensation expenses is also attributable to the increase in the number of employees to 1,238 for the fiscal year ended June 30, 2022 compared to 1,015 employees as of June 30, 2021. One of the main drivers of the increase in employees and personnel-related expenses is the addition of new fulfillment personnel.